Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2015
Loans and Allowance For Loan Losses [Abstract]
Categories of Loans
Categories of loans at December 31, include:

	2015	2014
	(In thousands)

Commercial loans	$67,247	$52,286
Commercial real estate	163,459	158,314
Residential real estate	81,498	83,870
Installment loans	17,459	21,284

Total gross loans	329,663	315,754

Less allowance for loan losses	(2,437)	(2,400)

Total loans	$327,226	$313,354

Allowance for Loan Losses and Recorded Investment in Loans
The following tables present the balance in the allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method as of December 31, 2015 and 2014:

	2015
		Commercial
	Commercial	Real Estate	Residential	Installment	Unallocated	Total
	(In thousands)
Allowance for loan losses:
Balance, beginning of year	$254	$1,116	$92	$147	$791	$2,400
Provision charged to expense	20	(382)	78	255	582	553
Losses charged off	(117)	(152)	(42)	(400)	––	(711)
Recoveries	27	15	42	111	––	195
Balance, end of year	$184	$597	$170	$113	$1,373	$2,437
Ending balance: individually evaluated for impairment	$9	$172	$––	$––	$––	$181
Ending balance: collectively evaluated for impairment	$175	$425	$170	$113	$1,373	$2,256

Loans:
Ending balance: individually evaluated for impairment	$57	$1,273	$––	$80	$––	$1,410
Ending balance: collectively evaluated for impairment	$67,190	$162,186	$81,498	$17,379	$––	$328,253

	2014
		Commercial
	Commercial	Real Estate	Residential	Installment	Unallocated	Total
	(In thousands)
Allowance for loan losses:
Balance, beginning of year	$412	$1,609	$90	$141	$642	$2,894
Provision charged to expense	175	27	229	308	149	888
Losses charged off	(337)	(555)	(235)	(388)	––	(1,515)
Recoveries	4	35	8	86	––	133
Balance, end of year	$254	$1,116	$92	$147	$791	$2,400
Ending balance: individually evaluated for impairment	$92	$622	$––	$––	$––	$714
Ending balance: collectively evaluated for impairment	$162	$494	$92	$147	$791	$1,686

Loans:
Ending balance: individually evaluated for impairment	$112	$1,756	$––	$––	$––	$1,868
Ending balance: collectively evaluated for impairment	$52,174	$156,558	$83,870	$21,284	$––	$313,886

Portfolio Quality Indicators

The following table shows the portfolio quality indicators as of December 31, 2015:

		Commercial
Loan Class	Commercial	Real Estate	Residential	Installment	Total
	(In thousands)

Pass Grade	$67,150	$158,362	$81,498	$17,363	$324,373
Special Mention	39	996	––	––	1,035
Substandard	58	4,101	––	96	4,255
Doubtful	––	––	––	––	––

	$67,247	$163,459	$81,498	$17,459	$329,663

The following table shows the portfolio quality indicators as of December 31, 2014:

		Commercial
Loan Class	Commercial	Real Estate	Residential	Installment	Total
	(In thousands)

Pass Grade	$51,895	$151,535	$83,870	$21,284	$308,584
Special Mention	265	1,980	––	––	2,245
Substandard	126	4,799	––	––	4,925
Doubtful	––	––	––	––	––

	$52,286	$158,314	$83,870	$21,284	$315,754

Loan Portfolio Aging Analysis
The following table shows the loan portfolio aging analysis of the recorded investment in loans as of December 31, 2015:

	30-59 Days	60-89 Days	Greater
	Past Due	Past Due	Than 90		Total Past
	and	and	Days and	Non	Due and		Total Loans
	Accruing	Accruing	Accruing	Accrual	Non Accrual	Current	Receivable
	(In thousands)
Commercial	$141	$––	$––	$63	$204	$67,043	$67,247
Commercial real estate	319	––	132	250	701	162,758	163,459
Residential	737	500	––	599	1,836	79,662	81,498
Installment	220	71	––	132	423	17,036	17,459
Total	$1,417	$571	$132	$1,044	$3,164	$326,499	$329,663

The following table shows the loan portfolio aging analysis of the recorded investment in loans as of December 31, 2014:

	30-59 Days	60-89 Days	Greater
	Past Due	Past Due	Than 90		Total Past
	and	and	Days and	Non	Due and		Total Loans
	Accruing	Accruing	Accruing	Accrual	Non Accrual	Current	Receivable
	(In thousands)
Commercial	$––	$––	$––	$46	$46	$52,240	$52,286
Commercial real estate	394	––	127	247	768	157,546	158,314
Residential	292	17	––	658	967	82,903	83,870
Installment	70	11	––	7	88	21,196	21,284
Total	$756	$28	$127	$958	$1,869	$313,885	$315,754

Impaired Loans
The following table presents impaired loans for the year ended December 31, 2015:

				Average
		Unpaid		Investment in	Interest
	Recorded	Principal	Specific	Impaired	Income
	Balance	Balance	Allowance	Loans	Recognized
	(In thousands)
Loans without a specific valuation allowance:
Commercial	$44	$74	$––	$74	$4
Commercial real estate	464	464	––	857	35
Installment	80	203	––	213	14

	588	538	––	1,144	53
Loans with a specific valuation allowance:
Commercial	13	49	9	49	5
Commercial real estate	809	961	172	1,010	36

	822	1,010	181	1,059	41

Total:
Commercial	$57	$117	$9	$123	$9
Commercial Real Estate	$1,273	$1,425	$172	$1,867	$71
Installment	$80	$203	$—	$213	$14

The following table presents impaired loans for the year ended December 31, 2014:

				Average
		Unpaid		Investment in	Interest
	Recorded	Principal	Specific	Impaired	Income
	Balance	Balance	Allowance	Loans	Recognized
	(In thousands)
Loans without a specific valuation allowance:
Commercial	$7	$7	$––	$11	$1
Commercial real estate	794	1,144	––	813	75

	801	1,151	––	824	76
Loans with a specific valuation allowance:
Commercial	105	105	92	109	8
Commercial real estate	962	962	622	1,477	182

	1,067	1,067	714	1,586	190

Total:
Commercial	$112	$112	$92	$120	$9
Commercial Real Estate	$1,756	$2,106	$622	$2,290	$257

Troubled Debt Restructurings on Financing Receivables
The following tables present information regarding troubled debt restructurings by class and by type of modification for the years ended December 31, 2015 and 2014:

	Year Ended December 31, 2015
		Pre-Modification	Post-Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment
		(In thousands)

Commercial	2	$40	$40
Commercial real estate	1	62	62

	Year Ended December 31, 2015
	Interest			Total
	Only	Term	Combination	Modification
		(In thousands)

Commercial	$––	$40	$––	$40
Commercial real estate	––	62	––	62

Year Ended December 31, 2014
		Pre-Modification	Post-Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment
(In thousands)

Commercial real estate	2	$155	$155

	Year Ended December 31, 2014
	Interest			Total
	Only	Term	Combination	Modification
		(In thousands)

Commercial real estate	$—	$155	$—	$155